GOODWILL AND BUSINESS ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
GOODWILL AND BUSINESS ACQUISITIONS

NOTE 7: GOODWILL AND BUSINESS ACQUISITIONS

Vindara Acquisition

The Company purchased 100% of the outstanding equity of Vindara Inc. (“Vindara”) on March 10, 2021 for a purchase price of $22,592 thousand, net of cash acquired. Vindara is a leader in seed development for indoor farming facilities. This vertical integration acquisition is expected to generate both significant operational synergies and product expansion capabilities for the Company. The results of Vindara’s operations as of and after the date of the acquisition are included with the Company’s results in the accompanying consolidated financial statements. The acquisition method of accounting was used by the Company for the business combination utilizing a discounted cash flow method utilizing estimates and assumptions made by the Company at the time of the acquisition to record the assets and liabilities acquired.

The Company incurred acquisition related costs of $300 thousand in connection with this acquisition recorded within selling, general and administrative expenses in the consolidated statements of operations. This goodwill is assigned to the whole Company and is not deductible for tax purposes. The expected economic life of the acquired identifiable assets is ten years.

The purchase price of $22,592 thousand, net of cash of $37 thousand was paid in cash for $14,213 thousand and $8,379 thousand in shares were issued as consideration. The fair value of the shares of common stock issued reflects a discount for lack of marketability given the restriction on sale of the shares by the sellers for a minimum period of time following the close of the acquisition.

Based on the Company’s analysis of Vindara’s assets and liabilities, the allocation of the purchase price to the identifiable assets and liabilities is set out below:

ASSETS ACQUIRED	In thousands
Prepaid expenses, deposits and fixed assets	$59
Licenses	1,700
Intellectual property	9,250
11,009

LIABILITIES ASSUMED
Accounts payable and other liabilities	50
Accrued salary and benefits	22
Deferred tax liability	2,775
2,847

FAIR VALUE OF NET ASSETS ACQUIRED	8,162

PURCHASE PRICE	22,592

EXCESS ATTRIBUTABLE TO GOODWILL	$14,430

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

The goodwill balance at June 30, 2022 and December 31, 2021 is attributed to other businesses the Company acquired during the year ended December 31, 2021. The change in the goodwill balance during the three and six months ended June 30, 2022 is driven by foreign currency translation adjustments related to wholly owned subsidiaries of $4,169 thousand where their functional currency is not the U.S. dollar and an adjustment related to goodwill impairment of $(64,252) thousand, described below.

In thousands	Unaudited June 30, 2022	December 31, 2021
Goodwill attributed to the following acquisitions:
Vindara	$14,430	$14,430
Kalera GmbH	43,813	47,982
Kalera Middle East	5,853	5,853
Other	156	156
Impairment	(64,252)	—
	$—	$68,421

Goodwill Impairment

Because of the June 30, 2022 stock price decrease, reporting of losses and decline in current market valuation of companies in the industry, management concluded that impairment indicators were present and thus performed a quantitative analysis of our long-lived assets and goodwill. Based on the difference between the Company’s market capitalization versus the Company computed value on June 30, 2022, the Company recognized a goodwill impairment loss of $(64,252) thousand for the three and six months ended June 30, 2022 compared to $0 thousand in the comparable prior year periods.

NOTE 6: GOODWILL AND BUSINESS ACQUISITIONS

Vindara Acquisition

The Company purchased 100% of the outstanding equity of Vindara Inc. (“Vindara”) on March 10, 2021 for a purchase price of $22,629 thousand, net of cash acquired. Vindara is a leader in seed development for indoor farming facilities. This vertical integration acquisition is expected to generate both significant operational synergies and product expansion capabilities for the Company. The results of Vindara’s operations as of and after the date of the acquisition are included with the Company’s results in the accompanying consolidated financial statements. The acquisition method of accounting was used by the Company for the business combination utilizing a discounted cash flow method utilizing estimates and assumptions made by the Company at the time of the acquisition.

The Company incurred acquisition related costs of $300 thousand in connection with this acquisition recorded within selling, general and administrative expenses in the consolidated statements of operations. This goodwill is assigned to the whole Company and is not deductible for tax purposes. The expected economic life of the acquired identifiable assets is ten years.

Since being acquired, total expenses of $950 thousand from Vindara have been included in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021. Vindara did not generate any revenues for the year ended December 31, 2021.

The purchase price of $22,592 thousand, net of cash of $37 thousand was paid in cash for $14,213 thousand and $8,379 thousand in shares were issued as consideration. The fair value of the shares of common stock issued reflects a discount for lack of marketability (“DLOM”) given the restriction on sale of the shares by the sellers for a minimum period of time following the close of the acquisition.

Based on the Company’s analysis of Vindara’s assets and liabilities, the allocation of the purchase price to the identifiable assets and liabilities is set out below:

ASSETS ACQUIRED
Prepaid expenses, deposits and fixed assets	$59
Licenses	1,700
Intellectual property	9,250
11,009

LIABILITIES ASSUMED
Accounts payable and other liabilities	50
Accrued salary and benefits	22
Deferred tax liability	2,775
2,847

FAIR VALUE OF NET ASSETS ACQUIRED	8,162

PURCHASE PRICE	22,592

EXCESS ATTRIBUTABLE TO GOODWILL	$14,430

Supplemental Unaudited Pro-forma Information

Assuming a transaction closing on January 1, 2020, pro-forma unaudited consolidated revenues for the twelve-month period ended December 31, 2021 and 2020 including Vindara, would have been $2,885 thousand and 887 thousand, respectively. Pro-forma unaudited consolidated net loss for the Company for the twelve-month period ended December 31, 2021 and 2020 including Vindara, would have been approximately $40,122 thousand and $9,717 thousand, respectively.

&ever GmbH Acquisition

The Company acquired 100% of the outstanding equity of &ever GmbH (“&ever”) on October 1, 2021 (“&ever Acquisition”). &ever focuses on the highly automated production of baby leaf products including spinach, arugula and cilantro using proprietary technology and operations, enabling output of various scale from in-store grow-towers to mega-farms. This transaction represents the first instance of consolidation between vertical farmers and combines a leader in plant science and unit economics for full head leafy greens with a leader in baby leaf production and technology to create a global vertical farming leader.

After October 1, 2021, &ever’s results are included with the Company’s results in the accompanying consolidated financial statements. The acquisition method of accounting was used by the Company for the business combination utilizing a discounted cash flow method utilizing estimates and assumptions made by the Company at the time of the acquisition.

The Company incurred transaction costs of $421 thousand in connection with this acquisition. Goodwill from this acquisition represents the portion of purchase prices in excess of the fair value of tangible assets, know-how, licenses, and technology to develop vertical farming that are attributable to the expected synergies to be achieved including increased revenues, combined talent, technology, production/yield improvements and cost reductions. This goodwill is assigned to the whole Company and is not deductible for tax purposes.

Since being acquired, total revenue of $128 thousand and net losses of $2,479 thousand have been included in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021.

The purchase price of $118,663 thousand consisted of a cash payment of $33,610 thousand and the issuance of 2,520,975 shares of common stock with a fair value of $85,023 thousand. The fair value of the shares of common stock issued reflects a DLOM given the restriction on sale of the shares by the sellers for a minimum period of time following the close of the acquisition. As part of the acquisition of &ever, the Company also acquired a 50% ownership interest in &ever Middle East Holding Ltd as well as a 25% interest in Smart Soll Technologies GmbH (“Smart Soil”). The Company determined the fair value of its equity method investments by utilizing a discounted cash flow method utilizing estimates and assumptions made by the Company as of the acquisition date.

Based on the Company’s analysis of &ever’s assets and liabilities, the allocation of the purchase price to the identifiable assets and liabilities is set out below.

ASSETS ACQUIRED	In thousands
Right-of-use assets, net	$5,552
Other assets	1,448
Equity investment-Smart Soil	1,394
Equity investments-&ever Middle East Holding Ltd.	8,364
Fixed assets	8,711
Intangible asset - technology	61,100
86,569

LIABILITIES ASSUMED
Accounts payable and accruals	3,140
Lease liabilities	5,941
Deferred tax liability	6,837
15,918

FAIR VALUE OF NET ASSETS ACQUIRED	70,651

PURCHASE PRICE	118,633

EXCESS ATTRIBUTABLE TO GOODWILL	$47,982

Supplemental Unaudited Pro-forma Information

Assuming a transaction closing on January 1, 2020, pro-forma unaudited consolidated revenues for the twelve-month period ended December 31, 2021 and 2020 including &ever, would have been $2,885 thousand and 887 thousand, respectively, Pro-forma unaudited consolidated net loss for the Company for the twelve-month period ended December 31, 2021 and 2020 including &ever, would have been approximately $55,267 thousand, and $15,882 thousand, respectively.

&ever Middle East Holding Ltd Acquisition

On October 13, 2021, the Company, through its wholly owned subsidiary &ever GmbH, acquired the remaining 50% equity interest in a step acquisition in &ever Middle East Holding Ltd. (“Middle East Acquisition”) of which an initial 50% ownership was previously acquired on October 1, 2021 as part of the &ever Acquisition. &ever Middle East Holding Ltd. operations are comprised primarily of a vertical farm in Kuwait. This entity became a wholly owned subsidiary of the Company as of October 13, 2021. No gain or loss was recognized on the remeasurement of the previously held interest in &ever Middle East Holding Ltd. due to the short time period from when the remaining controlling interest was acquired. The acquisition method of accounting using the discounted cash flow valuation model was used by the Company for the Middle East acquisition using estimates and assumptions made by the Company as of the acquisition date.

After October 13, 2021, &ever Middle East Holding Ltd.’s was fully consolidated into the Company’s financial statements as a wholly owned subsidiary and &ever Middle East Holding Ltd.’s results are included within the Company consolidated financial statements. Goodwill from this acquisition represents the portion of purchase prices in excess of the fair value of tangible assets, know-how, and intellectual property to develop vertical farming that are attributable to the expected synergies to be achieved including increased revenues, combined talent, technology, production/yield improvements and cost reductions. This goodwill is assigned to the whole Company and is not deductible for tax purposes.

Since being acquired, revenue of $125 thousand and net losses of $465 thousand have been included in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021.

The purchase price of $8,258 thousand was paid in cash $1,899 thousand and $6,359 thousand in shares were issued as consideration. The fair value of the shares of common stock issued reflects a DLOM given the restriction on sale of the shares by the sellers for a minimum period of time following the close of the acquisition.

Supplemental Unaudited Pro-forma Information

Pro-forma information had the transaction been consumed as of January 1, 2021 and 2020 is not material for disclosure for the year ended December 31, 2021 and 2020.

Based on the Company’s analysis of &ever Middle East Holding Ltd.’s assets and liabilities, the allocation of the purchase price to the identifiable assets and liabilities is set out below:

ASSETS ACQUIRED
Accounts receivable, prepaids, and inventory	$359
Fixed assets	9,810
Intangible asset - technology	1,050
11,219

LIABILITIES ASSUMED
Accounts payable and accrued liabilities	284
Deferred tax liability	166
450

LESS: PREVIOUS NON-CONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY	(8,364)

FAIR VALUE OF NET ASSETS ACQUIRED	2,405

PURCHASE PRICE	8,258

EXCESS ATTRIBUTABLE TO GOODWILL	$5,853